CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Current assets:
Cash and cash equivalents	$ 8,354	$ 8,512
Accounts receivable-net	17,040	11,759
Merchandise inventories	353,329	245,876
Current deferred tax assets	37,006	4,161
Prepaid expense and other current assets	77,029	52,570
Total current assets	492,758	322,878
Property and equipment-net	111,406	83,558
Goodwill	122,601	122,595
Trademarks	47,410	47,100
Other intangible assets-net	2,713	5,426
Non-current deferred tax assets	6,873
Other assets	5,852	5,253
Total assets	789,613	586,810
Current liabilities:
Accounts payable and accrued expenses	145,353	105,694
Deferred revenue and customer deposits	41,643	25,419
Other current liabilities	32,428	30,861
Total current liabilities	219,424	161,974
Revolving line of credit	82,501	107,502
Term loan		14,798
Deferred rent and lease incentives	30,784	19,851
Deferred tax liabilities		22,153
Other long-term obligations	5,293	10,069
Total liabilities	338,002	336,347
Commitments and contingencies (See Note 15 to the consolidated financial statements)
Stockholders' equity:
Common stock, $0.0001 par value per share, 180,000,000 shares authorized, 38,856,251 shares issued and 37,967,635 shares outstanding as of February 2, 2013; zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding as of January 28, 2012	4
Additional paid-in capital	505,883	292,011
Accumulated other comprehensive income	1,211	1,150
Accumulated deficit	(55,487)	(42,698)
Total stockholders' equity	451,611	250,463
Total liabilities and stockholders' equity	$ 789,613	$ 586,810